Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	41 Months Ended	60 Months Ended	76 Months Ended	99 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
C000233044
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Copeland International Small Cap Fund - Class A
Average Annual Return, Percent	1.76%	3.33%	(4.16%)
C000233045
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Copeland International Small Cap Fund - Class I
C000095114
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Copeland Dividend Growth Fund - Class A
Average Annual Return, Percent	(11.00%)	(0.10%)		9.29%			5.65%
C000109647
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Copeland Dividend Growth Fund - Class C
C000124573
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Copeland Dividend Growth Fund - Class I
C000209896
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Copeland SMID Cap Dividend Growth Fund - Class A
Average Annual Return, Percent	(17.08%)	(7.94%)		6.75%	5.98%
C000178802
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Copeland SMID Cap Dividend Growth Fund - Class I
Without Sales Load [Member] | C000233044
Average Annual Return [Line Items]
Average Annual Return, Percent	7.93%	9.69%	(2.49%)
Without Sales Load [Member] | C000233045
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%	10.07%	(2.39%)
Without Sales Load [Member] | C000095114
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.58%)	5.96%		10.59%			6.28%
Without Sales Load [Member] | C000109647
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.95%)	5.18%		9.74%			5.49%
Without Sales Load [Member] | C000124573
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.52%)	6.06%		10.73%			6.44%
Without Sales Load [Member] | C000209896
Average Annual Return [Line Items]
Average Annual Return, Percent	(12.01%)	(2.36%)		8.02%	6.98%
Without Sales Load [Member] | C000178802
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.87%)	(2.11%)		8.28%		7.45%
MSCI ACWI ex US Small Cap Net TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Small Cap Index
Average Annual Return, Percent	9.80%	11.62%	2.36%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(1.35%)	13.52%		15.94%			12.86%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(1.35%)	13.52%		15.94%			12.86%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(1.35%)	13.52%		15.94%			12.86%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(2.44%)	13.12%		15.34%	14.23%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(2.44%)	13.12%		15.34%		12.94%
MSCI ACWI ex US Small Cap Net TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Small Cap Index
Average Annual Return, Percent	9.80%	11.62%	2.36%
MSCI WORLD ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA Index
Average Annual Return, Percent	13.15%	14.06%	6.33%
MSCI WORLD ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA Index
Average Annual Return, Percent	13.15%	14.06%	6.33%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(2.44%)	13.12%		15.34%			12.21%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(2.44%)	13.12%		15.34%			12.21%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(2.44%)	13.12%		15.34%			12.21%
Russell 2500 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(11.22%)	3.49%		11.07%	8.28%
Russell 2500 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(11.22%)	3.49%		11.07%		7.88%